Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instrument Risk Management [Abstract]
Schedule of contractual maturities financial liabilities
	Within	Between one and	More than
	one year	five years	five years
Accounts payable and accrued liabilities	$943,178	$-	$-
Convertible debt	81,623	-	-
Loans payable	121,087	-	-
Silent partnerships	-	2,033,162	-
Lease liabilities	100,251	377,711	151,120
	$1,246,139	$2,410,873	$151,120